Nationwide Life Insurance Company: • Nationwide Variable Account-8

Prospectus supplement dated September 12, 2006 to
Prospectus dated May 1, 2004

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. Effective August 1, 2006, the following funds have funds have been updated to reflect a change in advisor and sub-advisor:

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable All Cap Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Adviser:	CAM North America, LLC

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Investors Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Adviser:	CAM North America, LLC

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Total Return Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-Advisers:	CAM North America, LLC and Western Asset Management Company

2. Effective September 1, 2006, the following underlying mutual changed its name:

Old Underlying Mutual Fund Name	New Underlying Mutual Fund Name
Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable High Yield Bond Portfolio: Class I	Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Global High Yield Bond Portfolio: Class I